Finance Receivables - Purchased Credit Impaired Held For Investment And Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	$ 233	$ 394
Outstanding balance	337	551
Purchased credit impaired finance receivables	15	37
OM Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	176	324
Outstanding balance	243	444
Purchased credit impaired finance receivables	6	29
FA Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	57	70
Outstanding balance	94	107
Purchased credit impaired finance receivables	9	8
Carrying amount of finance receivables held for sale	44	54
Outstanding balance of finance receivables held for sale	$ 72	$ 83